Financial Instruments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 03, 2021
Financial Instruments (Details) [Line Items]
Exchange rate sensitivity analysis description	the Group has determined a 10 percent increase and decrease in Ps. currency units against the U.S. dollar (“relevant currency”). The 10 percent is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated financial assets/liabilities and adjusts their translation at the year-end for a 10 percent change in foreign currency rates. Given that the foreign exchange currency net position results in a liability, a positive number below indicates an increase in profit where currency units strengthen 10 percent against the relevant currency. For a 10 percent weakening of currency units against the relevant currency, there would be a comparable impact on the net income, and the balances below would be negative.
Interest rate		1.00%
Net income percentage (in Pesos)		$ 6,266
Credit risk management, percent	10.00%
Financial instrument term	3 years
Interest rate sensitivity analysis [Member]
Financial Instruments (Details) [Line Items]
Interest rate		1.00%